Significant Related Party Transactions (Details) - Schedule of Balance with Related Parties (Common Shareholders)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Trade receivables
Total amount due from related parties	RM 5,318,769	$ 1,158,950	RM 1,312,724	RM 427,677
Trade payables
Amount due to related parties	1,300,359	283,346	3,586,646	9,964,078
Trade receivables [member] | Hoo Voon Him [Member]
Trade receivables
Total amount due from related parties	988,191	215,325
Trade receivables [member] | Reveillon Group Sdn Bhd [Member]
Trade receivables
Total amount due from related parties	1,488,584	324,360
Trade receivables [member] | XVI Troika Sdn Bhd [Member]
Trade receivables
Total amount due from related parties	1,480,867	322,678
Trade receivables [member] | V Invesco Sdn Bhd [Member]
Trade receivables
Total amount due from related parties	1,361,127	296,587	1,305,724
Non Trade Receivables [Member] | V Invesco Sdn Bhd [Member]
Trade receivables
Total amount due from related parties				393,810
Non Trade Receivables [Member] | VC Acquisition Limited [Member]
Trade receivables
Total amount due from related parties				4,220
Non Trade Receivables [Member] | VC Acquisition II Limited [Member]
Trade receivables
Total amount due from related parties				4,220
Non Trade Receivables [Member] | V Capital Kronos Limited [Member]
Trade receivables
Total amount due from related parties				5,580
Non Trade Receivables [Member] | Imej Jiwa SB [Member]
Trade receivables
Total amount due from related parties				18,613
Non Trade Receivables [Member] | Elmu E Sdn Bhd [Member]
Trade receivables
Total amount due from related parties			3,000
Non Trade Receivables [Member] | Biosecure Integrators Sdn Bhd [Member]
Trade receivables
Total amount due from related parties			4,000
Non Trade Receivables [Member] | V Invesco Limited [Member]
Trade receivables
Total amount due from related parties				1,234
Trade Payables [Member] | V Capital Sdn Bhd [Member]
Trade payables
Amount due to related parties				2,000,000
Non Trade Payables [Member] | V Invesco Sdn Bhd [Member]
Trade payables
Amount due to related parties			202,574
Non Trade Payables [Member] | Hoo Voon Him [Member]
Trade payables
Amount due to related parties	204,469	44,554	966,797	2,129,088
Non Trade Payables [Member] | Noraini Binti Aripin [Member]
Trade payables
Amount due to related parties	930,890	202,839	472,000
Non Trade Payables [Member] | V consortium Sdn Bhd [Member]
Trade payables
Amount due to related parties			100,000
Non Trade Payables [Member] | V Capital Sdn Bhd [Member]
Trade payables
Amount due to related parties	RM 165,000	$ 35,953	RM 1,845,275	RM 5,834,990